LEASES - Future minimum payments (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Minimum payments	€ 10,597	€ 10,215
Present value of payments	8,300	6,309	€ 4,791	€ 5,218
Minimum payments
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Minimum payments	10,557	6,309
Present value of payments
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Present value of payments	8,300	6,309
2021
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Minimum payments	2,109
2021 | Minimum payments
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Minimum payments	2,109	1,946
2021 | Present value of payments
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Present value of payments	1,598	1,946
After one year but not more than five years | Minimum payments
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Minimum payments	5,833	3,149
After one year but not more than five years | Present value of payments
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Present value of payments	4,693	3,149
More than five years | Minimum payments
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Minimum payments	2,615	1,214
More than five years | Present value of payments
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Present value of payments	€ 2,009	€ 1,214